Capital structure and financing - C.4. Lease liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Current	$ 293	$ 156
Non-Current	2,293	798
Total Lease liabilities	2,587	954
Total cash outflow for leases	$ (386)	$ (324)	$ (292)